Taxation - Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020
Disclosure of income tax [Abstract]
Profit (loss) before tax	£ 3,905	£ 1,828	£ (602)
UK corporation tax thereon at 19 per cent (2020: 19 per cent)	(742)	(347)	114
Impact of surcharge on banking profits	(229)	(151)	44
Non-deductible costs: conduct charges	(7)	(13)	(11)
Non-deductible costs: bank levy	0	(38)	0
Other non-deductible costs	(67)	(34)	(40)
Non-taxable income	35	(17)	76
Tax relief on coupons on other equity instruments	40	42	44
Tax-exempt gains on disposals	36	78	3
Tax losses where no deferred tax recognised	(9)	(57)	(1)
Remeasurement of deferred tax due to rate changes	970	(4)	354
Differences in overseas tax rates	(25)	2	13
Policyholder tax	(36)	(23)	(23)
Policyholder deferred tax asset in respect of life assurance expenses	4	49	0
Adjustments in respect of prior years	(10)	56	48
Tax effect of share of results of joint ventures	0	(3)	0
Tax (expense) credit	£ (40)	£ (460)	£ 621
UK corporation tax rate	19.00%		19.00%	19.00%